Organization and principal activities - Deconsolidation of RPHL Group (Details)	Nov. 07, 2025	Sep. 03, 2025 Right shares
Ziitech Pty Ltd
Deconsolidation
Equity interest (as a percent)		25.00%
Board appointment right | Right		0.667
Ziitech Pty Ltd | Class A Ordinary Shares
Deconsolidation
Shares issued | shares		83,726,789
Romantic Park Holdings Limited
Deconsolidation
Noncontrolling interest, ownership percentage by parent	0.00%
Disposed by sale | Romantic Park Holdings Limited
Deconsolidation
Percent of equity interests sold	100.00%